Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Revenues
Owned, leased and consolidated joint venture hotels	$ 402	$ 410
Vacation ownership and residential sales and services	514	153
Management fees, franchise fees and other income	201	177
Other revenues from managed and franchised properties	598	555
Total Revenues	1,715	1,295
Costs and Expenses
Owned, leased and consolidated joint venture hotels	349	361
Vacation ownership and residential	393	111
Selling, general, administrative and other	96	80
Restructuring, goodwill impairment and other special charges (credits), net	(11)	0
Depreciation	57	60
Amortization	6	8
Other expenses from managed and franchised properties	598	555
Total Costs and Expenses	1,488	1,175
Operating income	227	120
Equity (losses) earnings and gains and losses from unconsolidated ventures, net	10	4
Interest expense, net of interest income of $0 and $1	(49)	(54)
Gain (loss) on asset dispositions and impairments, net	(7)	(33)
Income from continuing operations before taxes and noncontrolling interests	181	37
Income tax benefit (expense)	(52)	(10)
Income (loss) from continuing operations	129	27
Discontinued operations:
Gain (loss) on dispositions, net of tax (benefit) expense of $1 and $1	(1)	(1)
Net income	128	26
Net loss attributable to noncontrolling interests		2
Net income attributable to Starwood	128	28
Earnings (Losses) Per Share - Basic
Continuing operations	$ 0.67	$ 0.16
Discontinued operations	$ 0.00	$ (0.01)
Net income	$ 0.67	$ 0.15
Earnings (Losses) Per Share - Diluted
Continuing operations	$ 0.65	$ 0.15
Discontinued operations	$ 0.00	$ (0.01)
Net income	$ 0.65	$ 0.14
Amounts attributable to Starwood's Common Shareholders
Income (loss) from continuing operations	129	29
Discontinued operations	(1)	(1)
Net income	$ 128	$ 28
Weighted average number of shares	192	187
Weighted average number of shares assuming dilution	197	194